THE HUNTINGTON FUNDS

(the “Trust”)

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON SITUS FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON BALANCED ALLOCATION FUND

(each a “Fund” and together the “Funds”)

SUPPLEMENT DATED JANUARY 13, 2016, TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2015, AS AMENDED

Effective November 20, 2015, Huntington Money Market Fund was liquidated and is no longer available for purchase or exchange.

Effective December 4, 2015, Huntington U.S. Treasury Money Market Fund was reorganized into another fund and is no longer available for purchase or exchange.

Effective December 31, 2015, Huntington Asset Advisors, Inc. (the “Advisor”) was acquired by Rational Capital LLC. The Advisor, renamed Rational Advisors, Inc., is no longer a wholly-owned subsidiary of The Huntington National Bank and is no longer affiliated with Huntington Bancshares, Incorporated. All references to such affiliations are deleted.

Effective December 31, 2015, Huntington Asset Services, Inc. and Unified Financial Securities, Inc. were acquired by Ultimus Fund Solutions, LLC in separate transactions, which included statutory conversions of these entities to Delaware limited liability companies. Huntington Asset Services, LLC (renamed Ultimus Asset Services, LLC) and Unified Financial Securities, LLC are no longer wholly-owned by Huntington Bancshares, Incorporated and are no longer affiliated with the Advisor. All references to Huntington Asset Services, Inc. and Unified Financial Securities, Inc. are hereby replaced with references to Ultimus Asset Services, LLC and Unified Financial Securities, LLC, respectively.

HUNTINGTON DIVIDEND CAPTURE FUND

EFFECTIVE JANUARY 1, 2016, THE INFORMATION CONTAINED IN THE SECTION OF THE PROSPECTUS TITLED “FUND SUMMARY – HUNTINGTON DIVIDEND CAPTURE FUND – FEES AND EXPENSES” IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 78 of this prospectus and in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%	None
Maximum Deferred Sales Charge (Load)(1) (as a percentage of net asset value)	None	None	1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Class A Shares	Class C Shares
Management Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%	1.00%
Other Expenses (including shareholder services fee of 0.25% applicable to Institutional Shares and Class A Shares only)(2)	0.56%	0.56%	0.31%
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.39%	1.64%	2.14%
Fee Waivers and/or Expense Reimbursements(3)	(0.30%)	(0.30%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.09%	1.34%	1.84%

(1)	Maximum Deferred Sales Charge on Class C Shares applies to shares sold within 12 months of purchase.
(2)	“Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
(3)	The Fund’s investment advisor, Rational Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00%, 1.25% and 1.75% of the Institutional Shares, Class A Shares and Class C Shares daily net assets, respectively, through April 30, 2017. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under this arrangement for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and that the expense reduction/reimbursement remains in place for the contractual periods only. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$111	$395	$717	$1,629
Class A Shares	$605	$925	$1,283	$2,290
Class C Shares — no redemption	$187	$626	$1,107	$2,436
Class C Shares — with redemption	$287	$626	$1,107	$2,436

EFFECTIVE JANUARY 1, 2016, THE INFORMATION CONTAINED IN THE SECTION OF THE PROSPECTUS TITLED “FUND SUMMARY – HUNTINGTON DIVIDEND CAPTURE FUND - INVESTMENT ADVISOR AND PORTFOLIO MANAGERS” IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Rational Advisors, Inc. Members of the Advisor’s portfolio management team manage the Fund. David Miller, a senior portfolio manager of the Advisor, and Michael Schoonover, a portfolio manager of the Advisor, serve as the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Miller and Mr. Schoonover have each served as Portfolio Manager of the Fund since 2016.

EFFECTIVE ON OR ABOUT MARCH 15, 2016, THE FUND’S 80% INVESTMENT POLICY WILL BE REVISED AS FOLLOWS:

The Fund will invest at least 80% of its assets in dividend-paying stocks, including preferred stocks and real estate investment trusts (“REITs”).

HUNTINGTON GLOBAL SELECT MARKETS FUND

EFFECTIVE JANUARY 1, 2016, THE INFORMATION CONTAINED IN THE SECTION OF THE PROSPECTUS TITLED “FUND SUMMARY – HUNTINGTON GLOBAL SELECT MARKETS FUND – FEES AND EXPENSES” IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 78 of this prospectus and in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Class A Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)(1)	1.68%	1.68%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	2.72%	2.97%
Fee Waivers and/or Expense Reimbursements(2)	(1.38%)	(1.38%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.34%	1.59%

(1)	“Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
(2)	The Fund’s investment advisor, Rational Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.25% and 1.50% of the Institutional Shares and Class A Shares daily net assets, respectively, through April 30, 2017. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$136	$644	$1,251	$2,895
Class A Shares	$629	$1,160	$1,786	$3,465

EFFECTIVE JANUARY 1, 2016, THE FOLLOWING INFORMATION IS ADDED TO THE “FUND SUMMARIES - PRINCIPAL INVESTMENT STRATEGY - HUNTINGTON GLOBAL SELECT MARKETS FUND” SECTION OF THE PROSPECTUS:

As part as part of its emerging markets equity strategy, the Fund’s Sub-Advisor (as defined below) utilizes a currency overlay program designed to neutralize currency risk, which can be a significant drag on portfolio returns if unhedged. The overlay process is fully systematic except at times of exceptional or projected market stress, when management of the Sub-Advisor has discretion to override the model. The Sub-Advisor uses a four-factor dynamic hedging model, with hedge ratios normally updated on a weekly basis. Instruments used in this currency overlay are spot and forward contracts (both deliverable and non-deliverable). Options or similar derivatives are not utilized within the currency overlay program.

EFFECTIVE JANUARY 1, 2016, THE INFORMATION IN THE SECTION OF THE PROSPECTUS TITLED “FUND SUMMARY – HUNTINGTON GLOBAL SELECT MARKETS FUND - INVESTMENT ADVISOR AND PORTFOLIO MANAGERS” IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Investment Advisor, Sub-Advisor and Portfolio Managers

The Advisor is Rational Advisors, Inc. and the Fund’s Sub-Advisor is The Cambridge Strategy (Asset Management) Limited (“Cambridge” or the “Sub-Advisor”). Members of the Sub-Advisor’s portfolio management team manage the Fund. Mike Newton, Chief Investment Officer of the Sub-Advisor; Edward Baker, Executive Chairman of the Sub-Advisor; Samuel Kwong, Senior Portfolio Manager of the Sub-Advisor; Mathias Wikberg, Senior Portfolio Manager of the Sub-Advisor; and Walid Khalfallah, Senior Portfolio Manager of the Sub-Advisor, serve as the Fund’s Portfolio Managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. They have served as Portfolio Managers of the Fund since 2016.

HUNTINGTON REAL STRATEGIES FUND

EFFECTIVE JANUARY 1, 2016, INFORMATION CONTAINED IN THE SECTION OF THE PROSPECTUS TITLED “FUND SUMMARY – HUNTINGTON REAL STRATEGIES FUND – FEES AND EXPENSES” IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 78 of this prospectus and in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Class A Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%
Other Expenses (including shareholder services fee)(1)	1.59%	1.59%
Acquired Fund Fees and Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses	2.45%	2.70%
Fee Waivers and/or Expense Reimbursements(2)	(1.29%)	(1.29%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.16%	1.41%

(1)	“Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
(2)	The Fund’s investment advisor, Rational Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00% and 1.25% of the Institutional Shares and Class A Shares daily net assets, respectively, through April 30, 2017. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$118	$575	$1,127	$2,636
Class A Shares	$612	$1,095	$1,669	$3,224

EFFECTIVE JANUARY 1, 2016, THE FOLLOWING INFORMATION IS ADDED TO THE “FUND SUMMARIES - PRINCIPAL INVESTMENT STRATEGY - HUNTINGTON REAL STRATEGIES FUND” SECTION AND THE “PRINCIPAL INVESTMENT STRATEGIES AND RISKS - HUNTINGTON REAL STRATEGIES FUND – INVESTMENT STRATEGY” SECTION OF THE PROSPECTUS:

Consistent with its objective, the Fund may invest in options, futures and other derivative contracts such as swaps. To lower volatility, the Fund may write call options and put options on individual stocks. An option grants to a holder the right, but not the obligation, to buy or sell an asset, including securities, at a specified price on or before a specified date. Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

EFFECTIVE JANUARY 1, 2016, THE FOLLOWING INFORMATION IS ADDED TO THE “FUND SUMMARIES - PRINCIPAL INVESTMENT RISKS – HUNTINGTON REAL STRATEGIES FUND” AND IS ADDED TO THE LIST OF PRINCIPAL RISKS IN THE “PRINCIPAL INVESTMENT STRATEGIES AND RISKS – HUNTINGTON REAL STRATEGIES FUND – WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?” SECTION OF THE PROSPECTUS:

Derivative Contracts and Hybrid Instruments Risk. A Fund’s investments in derivatives can significantly increase the Fund’s exposure to market risk or credit risk of the counterparty. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Derivative contracts and hybrid instruments may also involve other risks described in the prospectus or SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

Hedging Risk. When a derivative contract is used as a hedge against an opposite position that the Fund holds, any loss on an underlying security (or position) should be substantially offset by gains on the hedged investment, and vice versa. Because it may not always be possible to perfectly offset one position with another, there is no assurance that the Fund’s hedging transactions will be effective.

EFFECTIVE JANUARY 1, 2016, THE INFORMATION CONTAINED IN THE SECTION OF THE PROSPECTUS TITLED “FUND SUMMARY – HUNTINGTON REAL STRATEGIES FUND - INVESTMENT ADVISOR AND PORTFOLIO MANAGERS” IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Investment Advisor and Portfolio Managers

The Advisor is Rational Advisors, Inc. Members of the Advisor’s portfolio management team manage the Fund. David Miller, a senior portfolio manager of the Advisor, and Michael Schoonover, a portfolio manager of the Advisor, serve as the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Miller and Mr. Schoonover have each served as Portfolio Manager of the Fund since 2016.

HUNTINGTON SITUS FUND

EFFECTIVE JANUARY 1, 2016, INFORMATION CONTAINED IN THE SECTION OF THE PROSPECTUS TITLED “FUND SUMMARY – HUNTINGTON SITUS FUND – FEES AND EXPENSES” IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 78 of this prospectus and in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%	None
Maximum Deferred Sales Charge (Load)(1) (as a percentage of net asset value)	None	None	1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Class A Shares	Class C Shares
Management Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%	1.00%

Other Expenses (including shareholder services fee of 0.25% applicable to Institutional Shares and Class A Shares only)(2)	0.78%	0.78%	0.53%
Acquired Fund Fees and Expenses	None	None	None
Total Annual Fund Operating Expenses	1.53%	1.78%	2.28%
Fee Waivers and/or Expense Reimbursements(3)	(0.48%)	(0.48%)	(0.48%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.05%	1.30%	1.80%

(1)	Maximum Deferred Sales Charge on Class C Shares applies to shares sold within 12 months of purchase.
(2)	“Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
(3)	The Fund’s investment advisor, Rational Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00%, 1.25% and 1.75% of the Institutional Shares, Class A Shares and Class C Shares daily net assets, respectively, through April 30, 2017. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, operating expenses remain the same and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$107	$411	$765	$1,761
Class A Shares	$601	$941	$1,328	$2,412
Class C Shares — no redemption	$183	$642	$1,153	$2,559
Class C Shares — with redemption	$283	$642	$1,153	$2,559

EFFECTIVE ON OR ABOUT MARCH 15, 2016, THE FUND’S CURRENT POLICY TO INVEST AT LEAST 80% OF THE FUND’S ASSETS IN EQUITY SECURITIES, INCLUDING COMMON STOCKS AND PREFERRED STOCKS, WILL NO LONGER BE AN INVESTMENT POLICY OF THE FUND.

EFFECTIVE JANUARY 1, 2016, THE INFORMATION CONTAINED IN THE “FUND SUMMARY – HUNTINGTON SITUS FUND - INVESTMENT ADVISOR AND PORTFOLIO MANAGERS” SECTION OF THE PROSPECTUS IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Investment Advisor and Portfolio Managers

The Advisor is Rational Advisors, Inc. Members of the Advisor’s portfolio management team manage the Fund. David Miller, a senior portfolio manager of the Advisor, and Michael Schoonover, a portfolio manager of the Advisor, serve as the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Miller and Mr. Schoonover have each served as Portfolio Manager of the Fund since 2016.

HUNTINGTON BALANCED ALLOCATION FUND

EFFECTIVE JANUARY 1, 2016, INFORMATION CONTAINED IN THE “FUND SUMMARY – HUNTINGTON BALANCED ALLOCATION FUND – FEES AND EXPENSES” SECTION OF THE PROSPECTUS IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 78 of this prospectus and in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses (including shareholder services fee)(1)	0.52%
Acquired Fund Fees and Expenses	0.86%
Total Annual Fund Operating Expenses	1.73%
Fee Waivers and/or Expense Reimbursements(2)	(0.17%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.56%

(1)	“Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
(2)	The Fund’s investment advisor, Rational Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s Class A Shares total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.70% of the Fund’s daily net assets through April 30, 2017. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$626	$970	$1,346	$2,398

EFFECTIVE JANUARY 1, 2016, THE INFORMATION CONTAINED IN THE SECTION OF THE SUMMARY PROSPECTUS AND PROSPECTUS TITLED “FUND SUMMARY – HUNTINGTON BALANCED ALLOCATION FUND – INVESTMENT ADVISOR AND PORTFOLIO MANAGERS” IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Investment Advisor and Portfolio Managers

The Advisor is Rational Advisors, Inc. Members of the Advisor’s portfolio management team manage the Fund. David Miller, a senior portfolio manager of the Advisor, and Michael Schoonover, a portfolio manager of the Advisor, serve as the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Miller and Mr. Schoonover have each served as Portfolio Manager of the Fund since 2016.

EFFECTIVE JANUARY 1, 2016, THE FOLLOWING PARAGRAPH IS ADDED AS THE LAST PARAGRAPH UNDER THE SECTION OF THE PROSPECTUS TITLED “PRINCIPAL FUND INVESTMENT STRATEGIES AND RISKS”:

Manager-of-Managers Order: An affiliate of the Advisor has received an exemptive order (the “Order”) from the SEC that permits the Advisor, with the Trust’s Board of Trustees’ approval, to enter into or materially amend sub-advisory agreements with one or more sub-advisers who are not affiliated with the Advisor without obtaining shareholder approval. Shareholders will be notified if and when a new sub-adviser is employed by the Advisor within 90 days of such change.

EFFECTIVE JANUARY 1, 2016, THE SECTION TITLED “MANAGEMENT OF THE TRUST” OF THE PROSPECTUS IS REPLACED WITH THE FOLLOWING:

Management of the Trust

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. The Advisor serves as the investment advisor to each Fund pursuant to an investment advisory agreement with the Trust.

Investment Advisor

Rational Advisors, Inc., a wholly owned subsidiary of Rational Capital LLC, has been retained by the Trust under Management Agreements to act as the investment advisor to the Funds subject to the authority of the Board of Trustees. Management of mutual funds is currently its primary business. The Advisor was previously a wholly-owned subsidiary of The Huntington National Bank known as Huntington Asset Advisors, Inc. and was acquired by Rational Capital LLC on December 31, 2015. The Advisor oversees the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers the Funds’ investment program. The address of the Advisor is 36 North New York Avenue, Huntington, NY 11743.

As of December 31, 2015, the Advisor had assets under management of $232 million. The Advisor (and its predecessors) has served as investment advisor to the Funds since 1987.

With respect to all Funds except Huntington Global Select Markets Fund, David Miller and Michael Schoonover are jointly and primarily responsible for the day-to-day management of the Funds.

David Miller has served as the Portfolio Manager of the Funds since 2016. He is a senior portfolio manager of the Advisor and Catalyst Capital Advisors LLC (“Catalyst”) and co-founder of Catalyst and Rational Capital LLC. Mr. Miller is also responsible for the day-to-day management of several funds managed and sub-advised by Catalyst and its affiliates. Prior to founding Catalyst, Mr. Miller was the CEO of Investment Catalyst, an investment newsletter he founded in 2005, which worked to identify undervalued stocks with a near term catalyst for appreciation.

Michael Schoonover has served as the Portfolio Manager of the Funds since 2016. He is a portfolio manager of the Advisor and has served as a portfolio manager of Catalyst and AlphaCentric Advisors LLC, an affiliate of Catalyst, since November 2013 and February 2014, respectively. Mr. Schoonover is also responsible for the day-to-day management of several funds managed by Catalyst and its affiliates. Mr. Schoonover began his association with Catalyst in 2011 as a research consultant supporting the implementation and back testing of quantitative strategies. In March 2013, he became a senior analyst at Catalyst to provide investment research for several mutual funds. From 2005 to 2011, he served in various technical and scientific management roles with the Perrigo Company.

With respect to Huntington Global Select Markets Fund, the Fund’s Sub-Advisor is The Cambridge Strategy (Asset Management) Limited (“Cambridge” or the “Sub-Advisor”) under a Sub-Advisory Agreement between the Advisor and Cambridge. Cambridge is located at 7th Floor, Berger House, 36-38 Berkeley Square, London, W1J 5AE, United Kingdom, and 654 Madison Avenue, 16th Floor, New York, New York 10065. Cambridge is registered as an investment advisor under the Investment Advisers Act of 1940, and is an independent asset management firm. Founded in 2003, Cambridge provides investment management services to institutional clients, including corporate and public pension funds, fund of funds, private banks, asset management firms and bank platforms. As of December 31, 2015, Cambridge had assets under management of $2.9 billion.

Under the supervision of the Advisor, Cambridge is responsible for making investment decisions and executing portfolio transactions for the Fund. In addition, Cambridge is responsible for maintaining certain transaction and compliance related records of the Fund. As compensation for the sub-advisory services it provides to the Fund, the Advisor will pay Cambridge 50% of the management fees that the Advisor receives from the Fund.

Members of the Sub-Advisor’s portfolio management team manage the Fund and each has served as Portfolio Manager of the Fund since 2016: Mike Newton, Edward Baker, Samuel Kwong, Mathias Wikberg, and Walid Khalfallah,

Mike Newton, Chief Investment Officer for Cambridge’s Global Emerging Market Equities program since May 2015, has served as Portfolio Manager of the Fund since 2016. Previously, Mr. Newton was a Proprietary Trader for Jeffries LLC from 2013 to 2014, Proprietary Trader for Nomura LLC from 2012 to 2013, Director of Macro Research and a Senior Macro Portfolio Manager at Caxton Associates LP and Senior Macro Portfolio Manager in the FX Global Trading Group at Citadel LLC from 2008 to 2011.

Edward Baker, Executive Chairman of the Sub-Advisor, has served as Portfolio Manager of the Fund since 2016. Mr. Baker joined Cambridge in 2007 and is responsible for the firm’s emerging markets equities strategies and leadership of the firm’s research effort.

Samuel Kwong, Senior Portfolio Manager of the Sub-Advisor, has served as Portfolio Manager of the Fund since 2016. Mr. Kwong joined Cambridge in 2009 and is responsible for the firm’s Asian Equities portfolios.

Mathias Wikberg, Senior Portfolio Manager for Cambridge’s EMEA and Latin America programs since May 2015, has served as Portfolio Manager of the Fund since 2016. Previously, Mr. Wikberg was Head of Sales & Trading at Visor Capital from 2013 to 2014, Portfolio Manager for Sturgeon Capital/Compass Asset Management, a Frontier Market specialist hedge fund based in Almaty, Kazakhstan and London, UK from 2011 to 2013 and Emerging Markets Strategist of Aviate Global from 2009 to 2010.

Walid Khalfallah, Senior Portfolio Manager of the Sub-Advisor, has served as Portfolio Manager of the Fund since 2016. Mr. Khalfallah joined Cambridge in 2009 and is jointly responsible for the firm’s Emerging Markets Macro Strategy and has primary responsibility for the firm’s EMEA equity portfolios.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, management of other accounts, and ownership of securities in the Funds.

EFFECTIVE JANUARY 1, 2016, THE INFORMATION CONTAINED IN THE LAST PARAGRAPH AND CHART OF THE SECTION OF THE PROSPECTUS TITLED “MORE ABOUT THE HUNTINGTON FUNDS – ADVISORY SERVICES” IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Effective January 1, 2016, the Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of certain Funds as listed below to the extent necessary in order to limit each Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to the expense cap noted below through April 30, 2017. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

Fund	Share Class	Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements
Huntington Dividend Capture Fund	Class A Shares	1.25%
Huntington Dividend Capture Fund	Class C Shares	1.75%
Huntington Dividend Capture Fund	Institutional Shares	1.00%
Huntington Global Select Markets Fund	Class A Shares	1.50%
Huntington Global Select Markets Fund	Institutional Shares	1.00%
Huntington Real Strategies Fund	Class A Shares	1.25%
Huntington Real Strategies Fund	Institutional Shares	1.00%
Huntington Situs Fund	Class A Shares	1.25%
Huntington Situs Fund	Class C Shares	1.75%
Huntington Situs Fund	Institutional Shares	1.00%
Huntington Balanced Allocation Fund	Class A Shares	0.70%

EFFECTIVE JANUARY 1, 2016, THE SECOND SENTENCE OF THE SECTION TITLED “FEES PAID TO ADVISOR AND AFFILIATES” IS REPLACED WITH THE FOLLOWING:

A discussion of the Trustees’ review of the investment advisory and sub-advisory agreements with the Trust will be available in the Funds’ Annual Report for the period ended December 31, 2015.

THE HUNTINGTON FUNDS

(the “Trust”)

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON SITUS FUND

HUNTINGTON BALANCED ALLOCATION FUND

(each a “Fund” and together the “Funds”)

SUPPLEMENT DATED JANUARY 13, 2016, TO THE HUNTINGTON FUNDS’

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED APRIL 30, 2015,

AS AMENDED

Effective November 20, 2015, Huntington Money Market Fund was liquidated and is no longer available for purchase or exchange.

Effective December 4, 2015, Huntington U.S. Treasury Money Market Fund was reorganized into another fund and is no longer available for purchase or exchange.

Effective December 31, 2015, Huntington Asset Advisors, Inc. (the “Advisor”) was acquired by Rational Capital LLC. The Advisor, renamed Rational Advisors, Inc., is no longer a wholly-owned subsidiary of The Huntington National Bank and is no longer affiliated with Huntington Bancshares, Incorporated. All references to such affiliations are deleted.

Effective December 31, 2015, Huntington Asset Services, Inc. and Unified Financial Securities, Inc. were acquired by Ultimus Fund Solutions, LLC in separate transactions, which included statutory conversions of these entities to Delaware limited liability companies. Huntington Asset Services, LLC (renamed Ultimus Asset Services, LLC) and Unified Financial Securities, LLC are no longer wholly-owned by Huntington Bancshares, Incorporated and are no longer affiliated with the Advisor. All references to such affiliations are deleted. All references to Huntington Asset Services, Inc. and Unified Financial Securities, Inc. are hereby replaced with references to Ultimus Asset Services, LLC and Unified Financial Securities, LLC, respectively.

EFFECTIVE ON OR ABOUT MARCH 15, 2016, THE FOLLOWING REPLACES THE NON-FUNDAMENTAL POLICIES RELATING TO RULE 35D-1 REQUIREMENTS OF THE FUNDS:

The following is a non-fundamental policy of the Dividend Capture Fund:

•	Under normal circumstances, the Fund invests at least 80% of its assets in dividend-paying stocks, including preferred stocks and real estate investment trusts (“REITs”).

EFFECTIVE ON OR ABOUT MARCH 15, 2016, THE FOLLOWING NON-FUNDAMENTAL POLICY SET FORTH UNDER THE SECTION TITLED “INVESTMENT RESTRICTIONS” IS DELETED IN ITS ENTIRETY

Situs Fund

•	under normal circumstances, the Situs Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in equity securities.

EFFECTIVE JANUARY 1, 2016, THE INFORMATION CONTAINED IN THE SECTION TITLED “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS” IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS

Trustees and Officers

The following tables provide information about Board of Trustees and the senior officers of the Trust. Each of the Trustees is deemed to be an Independent Trustee of the Trust. Each Trustee oversees all portfolios of the Trust and serves for an indefinite term (subject to mandatory retirement provisions). Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years and total compensation received as a Trustee for the most recent fiscal year. Please note that the information consolidates and includes historical information from their service as Trustee or Officer of the Original Trusts. Unless otherwise noted, the business address of each person listed below is c/o The Huntington Funds, 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208. Unless otherwise noted, each officer is elected annually by the Board. Each Trustee and officer also serves in the same capacity for Huntington Strategy Shares, another open-end investment company whose series are managed by the Advisor. Collectively, The Huntington Funds and Huntington Strategy Shares comprise the “Fund Complex” which is comprised of 9 separate series.

As of December 31, 2015, the Trustees and Officers as a group owned less than 1% of the shares of each Fund.

Independent Trustees Background

Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Tobias Caldwell 48 36 North New York Avenue, Huntington, NY 11743	Chairman of the Board and Trustee	Since January 2016	Managing member, Bear Properties, LLC (2006 - present) (real estate firm); Managing member, PTL Real Estate, LLC (2000 – present) (real estate/investment firm); Managing member, Genovese Family Enterprises, LLC (1999 – present) (real estate firm).	9	Lead independent trustee and Chair of Audit Committee, Mutual Fund Series Trust, 45 funds (2006-present).

Stephen P. Lachenauer 48 36 North New York Avenue, Huntington, NY 11743	Trustee	Since January 2016	Attorney, private practice.	9	Board Member, Huntington Strategy Shares (January 2016 – present); Trustee, TCG Financial Series Trusts I-X, 10 funds (2015-present).

Donald McIntosh 47 36 North New York Avenue, Huntington, NY 11743	Trustee	Since January 2016	Credit risk review analyst, Santander Holdings USA (May 2015 – present); Governance analyst, Santander Bank (2011 – April 2015).	9	Board Member, Huntington Strategy Shares (January 2016– present); Trustee, TCG Financial Series Trusts I-X, 10 funds (2015-present).

*	The term of office of each Trustee is indefinite.

Officers*

Name Age Positions Held with Trust Address Date Service Began with The Huntington Funds	Principal Occupation(s) and Previous Position(s)

Lisa K. Householder Age: 50 PRESIDENT and CHIEF EXECUTIVE OFFICER 37 West Broad Street Columbus, OH 43215 Began Serving: December 2015

Principal Occupation(s): Vice President, Relationship Management, Ultimus Asset Services, LLC (formerly, Huntington Asset Services, Inc.) (“Ultimus”) (2015 to present); President and Chief Executive Officer, Huntington Strategy Shares (December 2015 to present).

Previous Position(s): Senior Vice President, Client Executive, Citi Fund Services (2007 to 2014).

Name Age Positions Held with Trust Address Date Service Began with The Huntington Funds	Principal Occupation(s) and Previous Position(s)
Martin R. Dean Age: 52 ANTI-MONEY LAUNDERING OFFICER AND CHIEF COMPLIANCE OFFICER 37 West Broad Street Columbus, OH 43215 Began Serving: July 2013

Principal Occupation(s): Senior Vice President and Compliance Group Manager, Ultimus Asset Services, LLC (formerly, Huntington Asset Services, Inc.) (“Ultimus”) (July 2013 to present); Anti-Money Laundering Officer and Chief Compliance Officer, Huntington Strategy Shares (July 2013 to present).

Previous Position(s): Director and Fund Accounting and Fund Administration Product Manager, Citi (2008 to June 2013)

Bryan W. Ashmus Age: 42 TREASURER 37 West Broad Street Columbus, OH 43215 Began Serving: November 2013

Principal Occupation(s): Vice President, Financial Administration, Ultimus Asset Services, LLC (formerly, Huntington Asset Services, Inc.) (“Ultimus”) (September 2013 to present); Principal Financial Officer and Treasurer, Valued Advisers Trust (December 2013 to present); Treasurer, Huntington Strategy Shares (November 2013 to present).

Previous Position(s): Vice President, Fund Administration, Citi Fund Services, Ohio, Inc. (May 2005 to September 2013).

Tiffany R. Franklin Age: 40 SECRETARY 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208 Began Serving: December 2015

Principal Occupation(s): Paralegal, Ultimus Asset Services, LLC (formerly, Huntington Asset Services, Inc.) (“Ultimus”) (April 2012 to present); Secretary, Huntington Strategy Shares (December 2015 to present); Secretary, Capitol Series Trust (December 2015 to present).

Previous Position(s): Assistant Secretary, The Huntington Funds, (November 2012 to December 2015); Assistant Secretary, Huntington Strategy Shares (November 2012 to December 2015); Assistant Secretary, Capitol Series Trust (September 2013 to December 2015); Florida Registered Paralegal, Anton Legal Group (February 2007 to June 2011).

Jennifer A. Bailey Age: 47 ASSISTANT SECRETARY 36 N. New York Avenue Huntington, NY 11743 Began Serving: December 2015	Principal Occupation: Director of Legal Services, MFund Services LLC (2012 to present). Previous Position(s): Attorney, Weiss & Associates (December 2008 to June 2010).

*	Officers do not receive any compensation from the Trust.

COMMITTEE OF THE BOARD OF TRUSTEES

Audit Committee. The Board has an Audit Committee. Effective January 1, 2016, the Audit Committee is comprised of each of the Trustees. The primary function of the Audit Committee is to assist the full Board in fulfilling its oversight responsibilities to the shareholders and the investment community relating to fund accounting, reporting practices and the quality and integrity of the financial reports. To satisfy these responsibilities, the Audit Committee reviews with the independent auditors, the audit plan and results and recommendations following independent audits, reviews the performance of the independent auditors and recommends engagement or discharge of the auditors to the full Board, reviews the independence of the independent auditors, reviews the adequacy of the Funds’ internal controls and prepares and submits Committee meeting minutes and supporting documentation to the full Board. The Audit Committee met 3 times during the fiscal year ended December 31, 2015.

Compensation of the Board of Trustees

The Independent Trustees are paid a quarterly retainer, and receive compensation for each committee meeting, telephonic Board meeting, and special in-person Board meeting attended. Officers receive no compensation from the Trust. The Trust reimburses each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings. The Trust has no retirement or pension plans.

Each Trustee commenced serving on the Board of Trustees of the Trust effective January 1, 2016. Therefore, the Trustees did not receive compensation from the Trust during the year ended December 31, 2015.

TRUSTEES OWNERSHIP OF SHARES IN A FUND AND IN THE FUND COMPLEX AS OF DECEMBER 31, 2015

Name of Trustee	Dollar Range of Shares Owned in the Funds	Dollar Range of Shares Owned in the Fund Complex*

Tobias Caldwell	None	None

Stephen Lachenauer	None	None

Donald McIntosh	None	None

*	The Fund Complex consists of 7 series of The Huntington Funds and 2 series of Huntington Strategy Shares.

Qualifications and Experience of the Trustees

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve. Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s prior experience serving on the boards of public companies, and other complex enterprises and organizations; and (3) how the individual’s skills, experience, and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust.

In addition to the information set forth above, the following sets forth additional information about the qualifications and experience of each of the Trustees that lead to the conclusion that each Trustee should serve as Trustee of the Trust.

Tobias Caldwell

Mr. Caldwell is the manager of a real estate investment firm. Mr. Caldwell has served on the board of a mutual fund complex for over nine years, including as chair of the audit committee for many years. His experience in the real estate and investment industries would provide the Board with an additional perspective and understanding of investment strategies used by advisors to the funds.

Stephen Lachenauer

Mr. Lachenauer has been a sole practitioner attorney for over six years, providing advice and counsel to small businesses and individuals on business and financial matters. Mr. Lachenauer’s previous experience at law firms and as an attorney at a large investment bank would provide the Board with knowledge of financial and investment regulatory matters.

Donald McIntosh

Mr. McIntosh is a credit risk review analyst for a large international financial services company, and he has many years of credit analysis and loan servicing experience. Mr. McIntosh’s experience in evaluating companies’ financial condition would provide the Board with knowledge about investment strategies used by the advisors of the funds.

Board Structure

The Board is responsible for overseeing the management and operations of the Trust. The Board consists of three Independent Trustees. The Chairperson of the Trust, Tobias Caldwell, is an Independent Trustee.

The Board has one standing Committee, the Audit Committee. Effective December 31, 2015, the Audit Committee is comprised of each of the Trustees. Through the Audit Committee, the Independent Trustees consider and address important matters involving the Trust, including those presenting conflicts or potential conflicts of interest for Trust management. The Board holds four regular meetings each year to consider and address matters involving the Funds. The Board also may hold special meetings to address matters arising between regular meetings. In addition, the Independent Trustees regularly meet outside the presence of management and are advised by independent legal counsel. These meetings may take place in-person or by telephone.

The Board reviews its structure regularly and believes that its leadership structure, including having a super-majority of Independent Trustees, coupled with an Independent Chairperson, is appropriate and in the best interests of the Trust, given its specific characteristics. The Board of Trustees also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.

When considering potential nominees to fill vacancies on the Board, and as part of its annual self-evaluation, the Board reviews the mix of skills and other relevant experiences of the Trustees.

Board Oversight of Risk

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Trust is the Board’s oversight of the risk management of the Trust’s investment programs and business affairs. The Funds are subject to a number of risks, such as investment risk, valuation risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk. The Funds, the Advisor, and other service providers to the Trust have implemented various processes, procedures, and controls to identify risks to the Funds, to lessen the probability of their occurrence, and to mitigate any adverse effect should they occur. Different processes, procedures, and controls are employed with respect to different types of risks.

The Board exercises oversight of the risk management process through the Audit Committee and through oversight by the Board itself. The Board holds four regular meetings each year to consider and address matters involving the Funds. The Board also may hold special meetings to address matters arising between regular meetings. In addition, the Independent Trustees regularly meet outside the presence of management and are advised by independent legal counsel. These meetings may take place in person or by telephone.

In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Funds, the Board requires management of the Advisor and the Trust, including the Trust’s Chief Compliance Officer (“CCO”), to report to the Board and the Audit Committee of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings. The Board and the Audit Committee receive regular reports from the Trust’s independent public accountants on internal control and financial reporting matters. On at least a quarterly basis, the Independent Trustees meet with the Trust’s CCO, including outside the presence of management, to discuss issues related to compliance. Furthermore, the Board receives a quarterly report from the Trust’s CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers. The Board monitors the Funds’ investment policies and procedures as well as valuation of the Funds’ securities. The Board also receives quarterly reports from the Advisor on the investments and securities trading of the Funds, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Funds’ securities. The Board also receives reports from the Trust’s primary service providers regarding their operations as they relate to the Funds.

Investment Advisor

Rational Advisors, Inc., a wholly owned subsidiary of Rational Capital LLC, has been retained by the Trust under Management Agreements to act as the investment advisor to the Funds, subject to the authority of the Board of Trustees. The Advisor (formerly a wholly owned subsidiary of Huntington National Bank and known as Huntington Asset Advisors, Inc.) was organized under the laws of Ohio in 2001. The Advisor was acquired by Rational Capital LLC on December 31, 2015. The Advisor oversees the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers the Funds’ investment programs. The address of the Advisor is 36 North New York Avenue, Huntington, NY 11743.

The Management Agreements provide that the Advisor will provide each Fund with investment advice and supervision and will continuously furnish an investment program for the Fund consistent with the investment objectives and policies of the Fund. The Advisor is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory and related clerical expenses.

Under the terms of the Management Agreements, the Advisor manages the investment of the assets of the each Fund in conformity with the investment objectives and policies of the Fund. It is the responsibility of the Advisor to make investment decisions for the Fund and to provide continuous supervision of the investment portfolio of the Fund.

For its services under the Management Agreement, the Advisor is paid a monthly management fee at the annual rates noted in the table below, based upon the average daily net assets of each Fund. The Advisor pays expenses incurred by it in connection with acting as advisor, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Management Agreement. The Advisor pays for all employees, office space and facilities required by it to provide services under the Management Agreement, except for specific items of expense referred to below.

Fund	Percentage of Average Daily Net Assets
	Rate for the First $500 Million	Rate for the Next $500 Million	Rate for Excess Over $1 Billion
Huntington Dividend Capture Fund	0.75%	0.70%	0.65%
Huntington Global Select Markets Fund	1.00%	0.95%	0.90%
Huntington Real Strategies Fund	0.75%	0.70%	0.65%
Huntington Situs Fund	0.75%	0.70%	0.65%

Fund	Percentage of Average Daily Net Assets
Huntington Balanced Allocation Fund	0.10%

Except for the expenses described above that have been assumed by the Advisor, all expenses incurred in administration of a Fund will be charged to the Fund, including investment management fees; fees and expenses of the Board of Trustees; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Fund and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including sub-custodians and securities depositories, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; costs of investing in underlying funds; and insurance premiums. Each Fund is also liable for nonrecurring expenses, including litigation to which it may from time to time be a party. Expenses incurred for the operation of the Portfolio, including the expenses of communications with its shareholders, are paid by the Fund.

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of each Fund to the extent necessary in order to limit each Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than the levels set forth in the table below (based on the average daily net assets of each Fund) through April 30, 2017. These Agreements shall terminate automatically upon the termination of the Management Agreement. The Adviser may elect in its discretion to terminate the Agreement for any period following the term period of the Agreement, but no such termination shall affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees or reimbursed expenses with respect to periods prior to such termination.

Fund	Expense Limitation
Huntington Dividend Capture Fund	1.25%, 1.75% and 1.00% of the average daily net assets of Class A Shares, Class C Shares and Institutional Shares, respectively of the Fund

Huntington Global Select Markets Fund	1.50% and 1.25% of the average daily net assets of Class A Shares and Institutional Shares, respectively, of the Fund

Huntington Real Strategies Fund	1.25% and 1.00% of the average daily net assets of Class A Shares and Institutional Shares, respectively, of the Fund

Huntington Situs Fund	1.25%, 1.75% and 1.00% of the average daily net assets of Class A Shares, Class C Shares and Institutional Shares, respectively, of the Fund

Huntington Balanced Allocation Fund	0.70% of the average daily net assets of Class A Shares of the Fund

The Management Agreement with the Funds continues in effect for an initial two year term and then from year to year as long as its continuation is approved at least annually by the Board of Trustees, including a majority of the Trustees who are not “interested persons,” or by the shareholders of the Funds. The Management Agreement may be terminated at any time upon 60 days’ written notice by a Fund or by a majority vote of the outstanding shares or 90 days’ written notice by the Advisor and will terminate automatically upon assignment.

The Management Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

From time to time, the Advisor may use a portion of its reasonable resources and profits to pay for certain administrative services provided by financial institutions for Shares of the Funds.

The Sub-Advisor

The Cambridge Strategy (Asset Management) Limited (“Cambridge”), an investment advisory firm founded in 2003, has been retained to act as the “Sub-Advisor” to the Huntington Global Select Markets Fund under a Sub-Advisory Agreement with the Advisor. Cambridge is located at 7th Floor, Berger House, 36-38 Berkeley Square, London, W1J 5AE, United Kingdom, and 654 Madison Avenue, 16th Floor, New York, New York 10065. Cambridge is registered as an investment advisor under the Investment Advisers Act of 1940, and is an independent asset management firm. Mr. Edward D. Baker, Executive Chairman of Cambridge, David R. Thompson, Chief Investment Officer of Cambridge, Mr. Peter J. Henricks, Chief Executive Officer of Cambridge, and Mr. Lee Heung are control persons of Cambridge, due to each person’s ownership of more than 25% of Cambridge.

As compensation for the sub-advisory services it provides to the Huntington Global Select Markets Fund, the Advisor will pay Cambridge 50% of the net advisory fees earned by the Advisor from the Fund. The fee paid to the Sub-Advisor by the Advisor will be paid from the Advisor’s management fee and is not an additional cost to the Fund. The Sub-Advisory Agreement is effective for an initial two year period and continues in effect for successive twelve-month periods, provided that the Board of Trustees annually approves it for continuance.

Portfolio Manager Information

David Miller and Michael Schoonover are Portfolio Managers of the Funds and are jointly and primarily responsible for the day-to-day management of the portfolios of the Dividend Capture Fund, Real Strategies Fund, Situs Fund and Balanced Allocation Fund.

Mike Newton, Edward Baker, Samuel Kwong, Mathias Wikberg and Walid Khalfallah are the Portfolio Managers for the Global Select Markets Fund and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Unless otherwise noted, the following information about the Funds’ portfolio managers is provided as of December 31, 2015 and no “Other Account” described below has an advisory fee that is based on the performance of that account.

Dividend Capture Fund

Other Accounts Managed By David Miller	Total Number of Other Accounts Managed/ Total Assets
Registered Investment Companies	8 funds/$447 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0

Other Accounts Managed By Michael Schoonover	Total Number of Other Accounts Managed/ Total Assets
Registered Investment Companies	14 funds/$303 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0

Global Select Markets Fund

Other Accounts Managed By Mike Newton	Total Number of Other Accounts Managed/ Total Assets
Registered Investment Companies	0/$0
Other Pooled Investment Vehicles	0/$0
Other Accounts	2/$30 Million

Other Accounts Managed ByEdward Baker	Total Number of Other Accounts Managed/ Total Assets
Registered Investment Companies	0/$0
Other Pooled Investment Vehicles	0/$0
Other Accounts	2/$30 Million

Other Accounts Managed By Samuel Kwong	Total Number of Other Accounts Managed/ Total Assets
Registered Investment Companies	0/$0
Other Pooled Investment Vehicles	0/$0
Other Accounts	2/$30 Million

Other Accounts Managed By Mathias Wikberg	Total Number of Other Accounts Managed/ Total Assets
Registered Investment Companies	0/$0
Other Pooled Investment Vehicles	0/$0
Other Accounts	2/$30 Million

Other Accounts Managed By Walid Khalfallah	Total Number of Other Accounts Managed/ Total Assets
Registered Investment Companies	0/$0
Other Pooled Investment Vehicles	0/$0
Other Accounts	2/$30 Million

Real Strategies Fund

Other Accounts Managed By David Miller	Total Number of Other Accounts Managed/ Total Assets
Registered Investment Companies	8 funds/$447 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0

Other Accounts Managed By Michael Schoonover	Total Number of Other Accounts Managed/ Total Assets
Registered Investment Companies	14 funds/$303 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0

Situs Fund

Other Accounts Managed By David Miller	Total Number of Other Accounts Managed/ Total Assets
Registered Investment Companies	8 funds/$447 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0

Other Accounts Managed By Michael Schoonover	Total Number of Other Accounts Managed/ Total Assets
Registered Investment Companies	14 funds/$303 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0

Balanced Allocation Fund

Other Accounts Managed By David Miller	Total Number of Other Accounts Managed/ Total Assets
Registered Investment Companies	8 funds/$447 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0

Other Accounts Managed By Michael Schoonover	Total Number of Other Accounts Managed/ Total Assets
Registered Investment Companies	14 funds/$303 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0

Compensation

Mr. Miller’s compensation from the Advisor is based on a percentage of the overall profits of the Advisor. He is also entitled to a portion of the proceeds if the Advisor sells all or a portion of the Advisor’s business. Mr. Schoonover’s compensation from the Advisor is a fixed base salary and a discretionary bonus based on performance and the profitability of the Funds that he serves as a portfolio manager. They also participate in a pension plan.

Messrs. Newton, Baker, Kwong, Wikberg and Khalfallah’s compensation from Cambridge is a fixed base salary and an annual discretionary bonus based on the profits of Cambridge.

Advisor Conflicts of Interest

As a general matter, certain actual or apparent conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, the management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although the Advisor does not track the time a portfolio manager spends on a single portfolio, the Advisor does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

The Funds may invest in affiliated funds advised by the Advisor. The Advisor is subject to conflicts of interest in allocating a Fund’s assets among the affiliated funds. An affiliate of the Advisor will receive revenue when the Advisor selects an affiliated fund rather than an unaffiliated fund for inclusion in a Fund. This conflict may provide an incentive for the Advisor to invest Fund assets in affiliated funds that perform less well than unaffiliated funds. The Advisor may have an incentive to allocate the Fund’s assets to those affiliated funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other affiliated funds.

Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).

The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Advisor monitors a variety of areas, including compliance with account investment guidelines and compliance with the Advisor’s Code of Ethics. Finally, the Advisor has structured the portfolio managers’ compensation in a manner, and the Funds have adopted policies and procedures, reasonably designed to safeguard the Funds from being negatively affected as a result of any such potential conflicts.

EFFECTIVE JANUARY 1, 2016, THE SECTIONS TITLED “DISTRIBUTOR”, “ADMINISTRATION SERVICES” AND “TRANSFER AGENT AND DIVIDEND DISBURSING AGENT” IN THE STATEMENT OF ADDITIONAL INFORMATION ARE REPLACED WITH THE FOLLOWING:

Distributor

Unified Financial Securities, LLC (“Distributor”) is the Funds’ Distributor. The Distributor offers Shares on a continuous, best-efforts basis and markets the Shares to insurance companies. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds.

Administration Services

Ultimus Asset Services, LLC (“Ultimus”) provides administration, financial administration and accounting services at rates agreed upon from time to time with the Trust.

Transfer Agent and Dividend Disbursing Agent

Ultimus also serves as the transfer agent and dividend disbursing agent for the Trust.

EFFECTIVE JANUARY 1, 2016, THE FOLLOWING INFORMATION IS ADDED TO THE SECTION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION TITLED “SERVICE PROVIDERS”:

Management and Legal Administration Services

MFund Services LLC (“MFund”) provides the Funds with various management and administrative services. For these services, the Funds pay MFund $5,000 annually and an annual asset-based fee in accordance with the schedule set forth below applied at the Fund family level (i.e., all the Funds in the Trust advised by Rational Advisors LLC):

0.10% of net assets up to $50 million;

0.07% of net assets from $50 million to $100 million;

0.05% of net assets from $100 million to $250 million;

0.04% of net assets from $250 million to $500 million;

0.03% of net assets from $500 million to $1 billion;

0.02% of net assets from $1 billion

In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. Jerry Szilagyi is the controlling member of MFund Services, the controlling member of the Advisor and its parent company.

EFFECTIVE JANUARY 1, 2016, THE FOLLOWING INFORMATION IS ADDED TO THE SECTION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION TITLED “VOTING PROXIES ON FUND PORTFOLIO SECURITIES”:

Sub-Advisor’s Policies (With respect to Huntington Global Select Markets Fund)

The Sub-Advisor will vote proxies on behalf of the Fund in the best interest of the shareholders of the Fund. The Sub-Advisor’s Chief Compliance Officer is in charge of voting all client proxies, corporate reorganizations, and other corporate actions on behalf of the Fund (collectively referred to as “proxies” for this policy). The Sub-Advisor’s Chief Compliance Officer is responsible for ensuring all records are retained per the requirements set forth under the Advisers Act.

The Sub-Advisor has engaged a third party proxy voting service to receive and review proxy voting statements, provide information and research, make proxy voting recommendations, and handle the administrative functions associated with the voting of proxies. The proxy voting guidelines are provided to the proxy voting service to assure the Sub-Advisor’s intent with regard to voting proxies in the best interest of clients is observed in the execution of the proxy voting services provided. The Sub-Advisor will generally vote proxies in accordance with these recommendations, but reserves the right to exercise its own judgment on a case-by-case basis. If the Sub-Advisor determines that voting a particular proxy would create a material conflict of interest between the Sub-Advisor’s interest or the interests of any of its affiliated parties and the client’s best interests, the Sub-Advisor will vote such proxy based upon the recommendations of the third party proxy voting service. The Sub-Advisor’s Chief Compliance Officer is ultimately responsible for ensuring that all proxies received by the Sub-Advisor are voted in a timely manner and in a manner consistent with the Sub-Advisor’s determination of the client’s best interests. Although many proxy proposals may be voted in accordance with the guidelines established in the Sub-Advisor’s Proxy Voting Policies, some proposals require special consideration which may dictate an exception to the policies and procedures.

EFFECTIVE JANUARY 1, 2016, THE INFORMATION CONTAINED IN THE SECTION TITLED “CODE OF ETHICS” IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

CODE OF ETHICS

Each of the Trust, the Advisor, the Sub-Advisor and the Distributor maintains a Code of Ethics which permits the Trustees and certain employees to invest in securities for their own accounts, including securities that may be purchased or held by a Fund, subject to certain preclearance and blackout provisions that minimize potential conflicts of interest. Although they do permit these persons to trade in securities, including those in which a Fund may invest, they also contain significant safeguards designed to protect the Trust and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions. As of the date of this SAI, copies of these Codes of Ethics have been filed with the SEC as exhibits to the Trust’s Registration Statement.